Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings.
Borrowings

17      Borrowings

Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of EUR	2019	2020
Current	3,056	2,966
Non-current	6,127	7,950
Total Lease liabilities	9,183	10,916

Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of EUR	One to five years	More than five years	Total
Lease liability future payments	7,740	210	7,950

The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the extension options are assumed to be exercised and, therefore, are included in our lease liabilities. Future cash outflows as of December 31, 2020 to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities amounts to EUR 3.8 million and relates to new contracts signed in 2021 and potential renewals.

Changes in liabilities arising from financing activities

In thousands of EUR	January 1, 2019	Additions	Payments	Reclassification	Effect of translation	December 31, 2019
Current lease liabilities	3,116	3,731	(4,945)	1,127	27	3,056
Non-current lease liabilities	6,031	1,144		(1,127)	79	6,127
Total liabilities from financing activities	9,147	4,875	(4,945)	—	106	9,183

In thousands of EUR	January 1, 2020	Additions	Payments	Reclassification	Effect of translation	December 31, 2020
Current lease liabilities	3,056	3,583	(5,331)	1,856	(198)	2,966
Non-current lease liabilities	6,127	4,391		(1,856)	(712)	7,950
Total liabilities from financing activities	9,183	7,974	(5,331)	—	(910)	10,916

Additions include EUR 1,328 thousand of accrued interest as of December 31, 2020 (December 31, 2019: EUR 1,293 thousand) as described in Note 7.

Lease payments not recognized as a liability

The group has elected not to recognize a lease liability for short term leases (leases of expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.

The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of EUR	2019	2020
Short-term leases	1,817	1,357
Variable lease payments	154	115
Total expense	1,971	1,472

At December 31, 2020 the Group was committed to short-term leases and the total commitment at that date was EUR 619 thousand (December 31, 2019: EUR 158 thousand).